Basis of Presentation	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
BASIS OF PRESENTATION
The Company has prepared the accompanying unaudited interim condensed consolidated financial statements and notes thereto (interim financial statements) in accordance with accounting principles generally accepted in the U.S. (U.S. GAAP) for interim financial information and the instructions to Form 10-Q and Article 10-01 of Regulation S-X of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of the Company's management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary to present fairly the Company’s interim financial information.
The accompanying unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2014 and related notes included in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 13, 2015. The financial results for any interim period are not necessarily indicative of the expected financial results for the full year.
Reclassifications
Within the Operating expenses section of the unaudited Consolidated Statements of Operations for the three months ended March 31, 2014, the Company reclassified depreciation expense of $33,000 from general and administrative expenses to depreciation and amortization to conform to the current year presentation. In addition, the Company reclassified certain medical affairs support expenses of $128,000 from sales and marketing expenses to research, development and medical affairs expenses to conform to the current year presentation.